Annual Total Returns[BarChart] - 2030 Retirement Fund - 2030 Retirement Fund	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.21%	13.69%	23.72%	8.44%	(0.22%)	10.73%	16.01%	(6.49%)	21.93%	11.67%